Accumulated Other Comprehensive Income - Summary of Changes in Balances of Each Component of Accumulated Other Comprehensive Income, Net of Tax (Detail) - USD ($) $ in Millions	9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Balance, December 31, 2014	$ 1.5	$ 2.5	$ 2.5	$ (2.2)	$ (3.2)
Other comprehensive income (loss) before reclassifications, net of tax			(1.0)	2.3	3.0
Amounts reclassified from accumulated other comprehensive income	(1.5)	$ (0.1)		2.4	(2.0)
Net current period other comprehensive loss	(1.5)		(1.0)	4.7	1.0
Balance, September 30, 2015	$ 0.0		$ 1.5	$ 2.5	$ (2.2)